Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Rental Income from Lease Agreements as Lessor	The Group entered into lease agreements as lessor with both third parties and related parties.
	For the years ended December 31,
	2021	2022	2023
Rental Income：
Lianwai Kindergarten	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited	152,382	-	-
Grocery stores	76,191	-	-
Total	982,858	754,285	754,285

Schedule of Group as a Lessee	The Group as a lessee
	As of December 31,
	2022	2023

Operating right-of-use assets	7,580,536	2,471,003

Operating lease payment liabilities, current	3,866,910	2,471,003
Operating lease payment liabilities, non-current	3,558,380	-
Total	7,425,290	2,471,003

Schedule of Lease Expense	For the years ended December 31 2021, 2022 and 2023, the lease expense was as follows:
	For the years ended December 31,
	2021	2022	2023

Operating leases expense	238,251	4,454,857	4,454,857
Short-term lease expense	-	11,741,215	1,295,043
Total	238,251	16,196,072	5,749,900

Schedule of Future Minimum Payments Under the Group’s Operating Leases	The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2022:
For the years ended December 31,	RMB
2024	2,514,286
Total lease payments	2,514,286
Less: imputed interest	(43,283)
Total operating lease liabilities	2,471,003